Acquisitions	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
4. Acquisitions
2019 Acquisition
On April 18, 2019, we acquired Passportal Inc., ("Passportal"), a password protection and document management software platform for MSPs, for approximately $14.9 million, including cash acquired. By acquiring Passportal we added a unified set of password management and privileged client knowledge management tools to our IT security solutions. We funded the transaction with cash on hand. We incurred $0.3 million in acquisition related costs, which are primarily included in general and administrative expense for the year ended December 31, 2019. Goodwill for this acquisition is not deductible for tax purposes.
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$181
Identifiable intangible assets	3,700
Goodwill	11,257
Other long-term assets	12
Current liabilities	(185)
Deferred tax liabilities	(76)
Deferred revenue	(34)
Total consideration	$14,855
The following table summarizes the fair value of the acquired identifiable intangible assets and their respective weighted-average useful lives:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$2,700	3
Customer relationships	1,000	2
Total identifiable intangible assets	$3,700	2.7
We determined the amount of revenue and net loss related to the Passportal acquisition included in our Combined Financial Statements from the effective date of the acquisition is $2.2 million and $1.5 million, respectively. Pro forma information for the acquisition has not been provided because the impact of the historical financials on our revenue and net loss is not material.
2018 Acquisition
Trusted Metrics
On July 2, 2018, we acquired Trusted Metrics, Inc., ("Trusted Metrics"), a provider of real-time threat monitoring and management software, for approximately $13.0 million. By acquiring Trusted Metrics, we extended our platform to include security monitoring and introduced a new security solution, Threat Monitor, into our product portfolio. We funded the transaction with cash on hand. We incurred $0.3 million in acquisition related costs, which are primarily included in general and administrative expense for the year ended December 31, 2018. Goodwill for this acquisition is not deductible for tax purposes.
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets	$231
Identifiable intangible assets	5,000
Goodwill	8,964
Current liabilities	(40)
Deferred tax liabilities	(1,041)
Deferred revenue	(113)
Total consideration	$13,001
The following table summarizes the fair value of the acquired identifiable intangible assets and their respective weighted-average useful lives:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$3,900	5
Customer relationships	1,100	4
Total identifiable intangible assets	$5,000	4.8
We determined the amounts of revenue and net loss related to the Trusted Metrics acquisition included in our Combined Financial Statements from the effective date of the acquisition are insignificant for the year ended December 31, 2018. Pro forma information for the acquisition has not been provided because the impact of the historical financials on our revenue and net loss is not material.